Summary of fair values of warrants assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	115.75%	115.80%	112.50%
Risk-free annual interest rate	1.59%	1.23%	0.27%
Expected life (years)	5 years 8 months 19 days	5 years 8 months 15 days	4 years 7 days
Weighted average share price	$ 8.88	$ 10.51	$ 9.15
Weighted average exercise price	$ 8.88	$ 10.51	$ 9.15
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected dividend yield		0.00%	0.00%
Expected volatility		119.18%	116.50%
Risk-free annual interest rate		0.59%	0.31%
Expected life (years)		4 years 11 months 26 days	5 years 1 month 2 days
Weighted average share price		$ 37.00	$ 14.84
Weighted average exercise price		$ 45.31	$ 20.74